COMMITMENTS, CONTINGENCIES AND GUARANTEES (Tables)	12 Months Ended
Dec. 31, 2014
COMMITMENTS, CONTINGENCIES AND GUARANTEES
Schedule of minimum annual commitments

Enerplus has the following minimum annual commitments at December 31, 2014:

		Minimum Annual Commitment Each Year
($ thousands)	Total	2015	2016	2017	2018	2019	Thereafter

Bank credit facility	$79,917	$–	$–	$79,917	$–	$–	$–
Senior notes(3)	1,057,013	98,933	–	52,205	52,205	82,204	771,466
Transportation commitments	165,455	39,721	29,617	18,765	9,377	7,451	60,524
Processing commitments	58,830	11,388	11,309	10,788	9,300	5,713	10,332
Drilling and completions	19,309	19,309	–	–	–	–	–
Office leases	121,882	12,075	12,351	12,449	12,413	11,302	61,292

Total commitments(1)(2)	$1,502,406	$181,426	$53,277	$174,124	$83,295	$106,670	$903,614

(1)

Crown and surface royalties, lease rentals and mineral taxes (hydrocarbon production rights) have not been included as amounts paid depend on future ownership, production, prices and the legislative environment.

(2)	US$ commitments have been converted to CDN$ using the December 31, 2014 foreign exchange rate of 1.1601.
(3)	Interest payments have not been included.